Expense Example	Jun. 30, 2026 USD ($)
Osterweis Fund | Osterweis Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Osterweis Strategic Income Fund | Osterweis Strategic Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Osterweis Growth & Income Fund | Osterweis Growth & Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Osterweis Opportunity Fund | Osterweis Opportunity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	$ 1,468